Share Capital and Equity Reserve - Summary of Information About Stock Options Issued and Exercisable (Detail)	12 Months Ended
	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 shares
Disclosure Of Information About Stock Options Issued And Exercisable [line items]
Number of options | shares	404,005
Weighted average remaining contractual life (years)	3 years 7 months 13 days
Weighted average exercise price (CAD)	$ 8.82
Options Exercisable, Number of options | shares	307,755	465,191
Options Exercisable, Weighted average exercise price (CAD)	$ 8.80
$7.40 - $8.95
Disclosure Of Information About Stock Options Issued And Exercisable [line items]
Number of options | shares	269,005
Weighted average remaining contractual life (years)	3 years 6 months
Weighted average exercise price (CAD)	$ 8.65
Options Exercisable, Number of options | shares	206,505
Options Exercisable, Weighted average exercise price (CAD)	$ 8.62
$7.40 - $8.95 | Bottom of range
Disclosure Of Information About Stock Options Issued And Exercisable [line items]
Range of exercise prices	7.4
$7.40 - $8.95 | Top of range
Disclosure Of Information About Stock Options Issued And Exercisable [line items]
Range of exercise prices	$ 8.95
$8.96 - $9.16
Disclosure Of Information About Stock Options Issued And Exercisable [line items]
Number of options | shares	135,000
Weighted average remaining contractual life (years)	3 years 10 months 9 days
Weighted average exercise price (CAD)	$ 9.16
Options Exercisable, Number of options | shares	101,250
Options Exercisable, Weighted average exercise price (CAD)	$ 9.16
$8.96 - $9.16 | Bottom of range
Disclosure Of Information About Stock Options Issued And Exercisable [line items]
Range of exercise prices	8.96
$8.96 - $9.16 | Top of range
Disclosure Of Information About Stock Options Issued And Exercisable [line items]
Range of exercise prices	$ 9.16